Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Financial Information

Basis of Financial Information

The accounting and financial reporting policies of the Company conform to generally accepted accounting principles (“GAAP”) in the United States and the preparation of the CFS is in conformity with GAAP which requires management to make estimates and assumptions that affect reported amounts and disclosures. Certain prior year balances have been reclassified to conform to current year presentation.

Principles of Consolidation

Principles of Consolidation

The accompanying CFS include financial information related to the Company and its wholly-owned subsidiaries and those variable interest entities (“VIEs”) where the Company is the primary beneficiary.

In preparing the CFS, all significant inter-company accounts and transactions were eliminated.

VIE Agreements with HiTek

VIE Agreements with HiTek

Due to PRC legal restrictions of foreign ownership in certain sectors, neither we nor our subsidiaries own any equity interest in HiTek. Instead, WFOE, HiTek and HiTek’s shareholders entered into a series of contractual arrangements (“VIE Agreements”) on March 31, 2018, which have not been tested in a court of law. The VIE Agreements by and among WFOE, HiTek, and HiTek’s shareholders include (i) certain power of attorney agreements and equity interest pledge agreement, which provide WFOE effective control over HiTek; (ii) an exclusive technical consulting and service agreement which allows WFOE to receive substantially all of the economic benefits from HiTek; and (iii) certain exclusive equity interest purchase agreements which provide WFOE with an exclusive option to purchase all or part of the equity interests in and/or assets of HiTek when and to the extent permitted by PRC laws. Accordingly, the Company is considered the primary beneficiary of VIE for accounting purpose and has consolidated the VIE and the VIE’s subsidiaries’ assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

Each of the VIE Agreements is described in detail below:

Exclusive Technical Consulting and Service Agreement

Pursuant to the Exclusive Technical Consulting and Service Agreement between HiTek and WFOE, WFOE provides HiTek with technical support, consulting services and other management services relating to its day-to-day business operations and management, on an exclusive basis. The Exclusive Technical Consulting and Service Agreement came into effect as of March 31, 2018. For services rendered to HiTek by WFOE under this agreement, WFOE is entitled to collect a service fee that shall be paid per quarter of 100% of HiTek’s quarterly profit. The term of the Exclusive Technical Consulting and Service Agreement is ten years unless it is terminated by WFOE with 30-day prior notice.

Equity Interest Pledge Agreement

WFOE, HiTek and HiTek shareholders entered into an Equity Interest Pledge Agreement, pursuant to which HiTek shareholders pledged all of their equity interests in HiTek to WFOE in order to guarantee the performance of HiTek’s obligations under the Exclusive Technical Consulting and Service Agreement as described above. The Equity Interest Pledge Agreement came into effect as of March 31, 2018. During the term of the pledge, WFOE is entitled to receive any dividends declared on the pledged equity interests of HiTek. The Equity Interest Pledge Agreement ends when all contractual obligations under the Exclusive Technical Consulting and Service Agreement have been fully performed.

Exclusive Equity Interests Purchase Agreement

Under the Exclusive Equity Interests Purchase Agreement, the HiTek Shareholders granted WFOE (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, part or all of their equity interests in HiTek. The option price is equal to the capital paid in by the HiTek Shareholders subject to any appraisal or restrictions required by applicable PRC laws and regulations. The Exclusive Equity Interests Purchase Agreement remains effective for a term of ten years and may be renewed at WFOE’s election.

Power of Attorney

Each shareholder of the HiTek has executed an irrevocable power of attorney in favor of WFOE. Pursuant to this power of attorney, WFOE has full power and authority to exercise all of such shareholders’ rights with respect to their equity interest in the VIE Companies, including HiTek, Huasheng and Huoerguosi. The power of attorney will remain in force for so long as the shareholder remains a shareholder of HiTek.

During the years ended December 31, 2023, 2022 and 2021, there were no transactions in HiTek Global Inc. and HiTek HK besides minimal capital transactions, professional fee payments and interest income. As of December 31, 2023, the VIEs accounted for 57% and 100% of the Company’s total assets and total liabilities, respectively. As of December 31, 2022, the VIEs accounted for 96% and 98% of the Company’s total assets and total liabilities, respectively. As of December 31, 2023 and 2022, $1,041,909 and $843,705 of cash was denominated in RMB, respectively.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of the CFS in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the CFS and the reported amounts of revenues and expenses during the reporting period.

Significant accounting estimates reflected in the Company’s CFS include allowance for doubtful accounts, inventory obsolescence, deferred taxes, and the useful lives of property and equipment. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

Fair Values of Financial Instruments

Fair Values of Financial Instruments

The U.S. GAAP regarding fair value (“FV”) of financial instruments and related FV measurements define FV, establish a three-level valuation hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring FV.

The three levels of inputs are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
●	Level 3 inputs to the valuation methodology are unobservable.

ASC 825-10 “Financial Instruments”, allows entities to choose to measure certain financial assets and liabilities at FV (FV option). The FV option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the FV option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the FV option to any outstanding instruments.

The carrying amounts in the consolidated balance sheets for cash, accounts receivable, accounts receivable – related party, advances to suppliers, deferred offering costs, prepaid expenses and other, accounts payable and accrued liabilities, income taxes payable, VAT and other taxes payable, and due to related parties approximate their FV based on the short-term maturity of these instruments.

The Company’s investments measured at FV on a recurring basis consist of trading securities and held-to-maturity debt securities. The valuation for the Level 1 position is based on quoted prices in active markets. For detailed information, please see “NOTE 3 – INVESTMENTS.
Earnings Per Share (“EPS”)

Earnings Per Share (“EPS”)

Basic EPS is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. Diluted EPS is computed by dividing net income by the weighted-average number of ordinary shares and dilutive potential ordinary shares outstanding during the year.

For the years ended December 31, 2023, 2022 and 2021, there were no other contracts to issue ordinary shares, such as options, warrants or conversion rights, which would have a dilutive effect on EPS.

Cash

Cash

Cash consists of cash on hand and in banks. The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. The Company maintains cash with various financial institutions in the PRC. As of December 31, 2023 and 2022, cash balances held in PRC banks were uninsured. The Company has not experienced any losses in bank accounts during the years ended December 31, 2023 and 2022.

Concentrations of Credit Risk

Concentrations of Credit Risk

Currently, all of the Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic, and legal environment in the PRC, and by the general state of the PRC’s economy. The Company’s operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in the United States of America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, short-term investments, trade accounts receivable, and accounts receivable from related parties and advances to suppliers. A portion of the Company’s sales are credit sales which are to the customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms. The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

Investments

Investments

Short-term investments consist of trading stock and debt securities, which include mutual funds and wealth management products issued by commercial banks with maturity within one year. Considering the Company’s short-term investments are highly liquid in nature, changes in the FV and related transactions of short-term investments are presented as operating activities in the Company’s consolidated statements of cash flows. Long-term investments include mutual funds and wealth management products with a maturity of over one year. The Company accounts for investment in accordance with FASB ASC Topic 320 “Investments — Debt and Equity Securities.” Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities is included in Consolidated Statements of Operations. Net realized and unrealized holding gains and losses for investments are included in Consolidated Statements of Operations.

If a security is acquired with the intent of selling it within hours or days, the security is classified as a trading security. The Company classifies investments in trading stock and mutual funds as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

If the Company has positive intent and ability to hold to maturity, the security is classified as a held-to-maturity security. The Company classifies investments in wealth management products as held-to-maturity securities as the Company intends to hold these investments until maturity. The investments in wealth management products are valued at carrying value, which approximates the amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in FV below the amortized cost basis is other-than-temporary, in accordance with ASC 320. Other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its FV at the balance sheet date of the reporting period for which the assessment is made.

Expected Credit Losses

Expected Credit Losses

On January 1, 2023, the Company adopted ASC 326, Credit Losses (“ASC 326”), which replaced previously issued guidance regarding the impairment of financial instruments with an expected loss methodology that will result in more timely recognition of credit losses. The Company used a modified retrospective approach and did not restate the comparable prior periods. The adoption did not have a material impact on the Company’s CFS.

Upon adoption of ASC 326, the Company maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to assets such as accounts receivable, etc., and the estimated credit losses charged to the allowance are classified as general and administrative expenses in the consolidated statements of operations and comprehensive income (loss). The Company assesses collectability by reviewing receivables on a collective basis where similar characteristics exist, primarily based on the size and nature of specific customers’ receivables. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the receivable balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Bad debts are written off as incurred.

Advances to Suppliers

Advances to Suppliers

Advances to suppliers are amounts prepaid to suppliers for purchases of inventories and outsourced software services. In evaluating the recoverability of such advances, the Company mainly considers the age of the balance and the ability of the suppliers to perform the related obligations.

Deferred Offering Cost

Deferred Offering Cost

The Company complies with ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering cost consisted of underwriting, legal, accounting and other expenses incurred through the balance sheet date that were directly related to the Initial Public Offering (IPO), and it was charged to shareholders’ equity upon the completion of the IPO.

Inventories

Inventories

Inventories are stated at the lower of cost (weighted average basis) or net realizable value. The methods of determining inventory costs are used consistently from year to year. Allowance for inventory obsolescence is provided when the market value of certain inventory items is lower than the cost.

Property, Equipment and Software

Property, Equipment and Software

Property, equipment and software are carried at cost and are depreciated on a straight-line basis over the estimated useful lives of the assets. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation and amortization are removed from the accounts, and any resulting gains or losses are included in the statement of operations in the year of disposition. The Company examines the possibility of decreases in the value of property, equipment and software, when events or changes in circumstances reflect the fact that their recorded value may not be recoverable.

Estimated useful lives are as follows, taking into account the assets’ estimated residual value:

Classification	Estimated useful life
Furniture and office equipment	3-5 years
Computer equipment	2-3 years
Transportation equipment	5 years
Buildings and improvements	5-20 years
Software	3 years

Impairment of Long-lived Assets

Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated FV and its book value.  The Company did not record any impairment charge for the years ended December 31, 2023, 2022 and 2021.

Deferred Revenue

Revenue Recognition

The Company follows ASU 2014-09, Topic 606, “Revenue from Contracts with Customers” and its related amendments (collectively referred to as “ASC 606”) for its revenue recognition accounting policy that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. In accordance with ASC 606, revenue is recognized when all of the following five steps are met: (i) identify the contract(s) with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; (v) recognize revenue when (or as) each performance obligation is satisfied.

The Company generates its revenues primarily from three sources: (1) hardware sales, (2) software sales, and (3) tax devices and services. The Company recognizes revenue when performance obligations under the terms of a contract with its customers are satisfied. This occurs when the control of the goods and services have been transferred to the customer.

●	Hardware sales

Hardware revenues are generated primarily from the sale of computer and network hardware to end users. The products include computers, printers, internet cables, certain internet servers, cameras and monitors. Sales of hardware have a single performance obligation. The Company recognizes the revenue when ownership is transferred to end customers. The Company’s revenue from sales of hardware is reported on a gross basis since the Company is primarily obligated in the transaction, bears inventory and credit risk and has discretion to establish the prices.

●	Software sales

HiTek also does business in software sales and focuses on the perpetual licenses sales for one of the self-developed software Communication Interface System (“CIS”). CIS is based on LINUX, which is a general embedded interface system used in petrochemical and coal companies. The system is used to communicate the RCTX-X module, collect the work diagram, the electricity diagram, the pressure temperature and other measures, and can extract the data and import it to the software of the windows platform to display analysis.

Performance Obligations - Software contracts with customers include multiple performance obligations such as sale of software license, installation of software, operation training service and warranty. The installation and operation training are essential to the functionality of the software which are provided to the clients prior to the acceptance of the software. The Company provides one-year warranty which mainly telephone supports. The Company estimates that costs associated with warranty are de minimis to the overall contract. Therefore, the Company does not further allocate transaction price.

The Company recognizes revenue from software sales when the software is accepted by the customer.

●	Tax Devices and Services

Before January 21, 2021, all VAT general taxpayer businesses in China were required to purchase the Anti-Counterfeiting Tax Control System (“ACTCS” or Golden Tax Disk or GTD) tax devices to issue the VAT Invoice and for quarterly VAT filing. HiTek is authorized to carry out the implementation of ACTCS specialty hardware retailing. The price of GTD and related supporting services are determined by the National Development and Reform Commission. From January 21, 2021, new taxpayers can receive electronic tax control Ukey for free from the tax authority. HiTek could provide supporting services to the new taxpayers.

Performance Obligations - Tax devices and services contracts with customers include multiple performance obligations such as delivery of products, installation and after-sales supporting services, tax control system risk investigation service, and tax invoicing management service, such as training service on issuing electronic invoice, complete tax declaration automatically and back up data online.

Revenue from the sales of GTD devices is recognized when ownership is transferred to end customers. The Company provides the tax device after-sales supporting services and tax invoicing management service, charging the service fee on an annual basis because the service period is usually one year. Revenue from its service is recognized as the services are performed and amounts are earned, using the straight-line method over the term of the related services agreement. The Company also charges a one-time service charge for each investigation request. Revenue from tax control system risk investigation service is recognized when the services are performed. Revenue is recognized based on each performance obligation’s standalone selling price that is sold separately and charged to customers at contract inception.

The Company’s revenue from its gross billings is reported on a gross basis since the Company is primarily obligated in the transaction, is subject to inventory and credit risk.

Revenue was comprised of the following.

	Years Ended December 31,
	2023	2022	2021
Revenues
Hardware	$2,428,592	$2,504,426	$2,434,694
Tax devices and service	1,376,323	1,803,650	1,970,363
Software	758,816	2,120,532	2,056,106
Total revenues	$4,563,731	$6,428,608	$6,461,163
●	Contract balances

Prepayments received from customers prior to the services being performed are recorded as deferred revenue. Deferred revenue consists of the annual service fees for GTD and tax invoicing management service received from customers while the services have not yet been performed. The Company recognizes the service fees as revenue on a straight-line basis in accordance with the service periods.

●	Practical expedients and exemptions

The Company generally expenses sales commissions as incurred because the amortization period would have been one year or less.

Deferred Revenue [Policy Text Block]

Deferred Revenue

Deferred revenue consists of the annual service fees for GTD received from customers but the services have not yet been performed. The Company recognizes the service amount as revenue on a straight-line basis in accordance with the service periods. For the years ended December 31, 2023, 2022 and 2021, the Company recognized revenue of $977,054, $784,530 and $752,286, respectively, that was included in the deferred revenue balance at the beginning of each year.

Cost of Revenue

Cost of Revenue

Cost of revenue is comprised of (i) the direct cost of our hardware products purchased from third parties; (ii) logistics-related costs, which primarily include product packaging and freight-in charges; (iii) third-party royalties paid for the GTD; and (iv) compensation for the employees who handle the products and other costs that are necessary for us to provide the services to our customers.

Selling Expenses	Selling Expenses Selling expenses consists of primarily shipping and handling costs for products sold and advertising and marketing expenses for promotion of our products.
General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses consist primarily of costs of salary and welfare for our general administrative and management staff, facilities costs, depreciation and amortization expenses, professional fees, accounting fees, meals and entertainment, utilities, additional expenses for public offering, and other miscellaneous expenses incurred in connection with general operations. All depreciation and amortization was recorded in general and administrative expenses because fixed assets are mainly for sales and administrative purposes.

Government Subsidies

Government Subsidies

Subsidies are given by the government to mainly support the Company for the increase in production and social insurance compensation for rural laborers. Subsidies are recognized as government subsidies income in the consolidated statements of operations when received.

Research and Development Expenses

Research and Development Expenses

The Company follows FASB ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding software development costs to be sold, leased, or otherwise marketed. FASB ASC 985-20-25 requires research and development (“R&D”) costs for software development to be expensed as incurred until the software model is technologically feasible. Technological feasibility is established when the enterprise has completed all planning, designing, coding, testing, and identification of risks activities necessary to establish that the product can be produced to meet its design specifications, features, functions, technical performance requirements. Some judgment and estimation is required to assess when technological feasibility Is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and sold to the public. Therefore, R&D costs are generally expensed as incurred.

The Company expenses R&D expenses as incurred and they are included as part of general and administrative expenses. R&D expenses for the years ended December 31, 2023, 2022 and 2021 were $38,221, $42,052 and $43,661, respectively.

The Company defers certain costs for the software development activities associated with certain software, which the Company determined has future economic benefit. Management periodically reviews and revises, when necessary, its estimate of the future benefit of these costs and expenses if it deems there no longer is a future benefit. The Company has two software (for internal use) (Finance and Taxation Service Platform Mobile Application and Corporate Full-Service Platform Mobile Application) and they were fully amortized as of December 31, 2022.

Income Taxes

Income Taxes

The Company is governed by the Income Tax Law of the PRC. The Company accounts for income taxes using the asset/liability method prescribed by ASC 740, “Accounting for Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company applies the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes,” which provides clarification related to the process associated with accounting for uncertain tax positions recognized in the Company’s CFS. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period.

Value Added Taxes (“VAT”)

Value Added Taxes (“VAT”)

VAT is reported as a deduction of revenue when incurred. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of the Company’s operations in the PRC is the Chinese Yuan or Renminbi (“RMB”). The CFS are translated to U.S. dollars using the period end rates of exchange for assets and liabilities, equity is translated at historical exchange rates, and average rates of exchange (for the period) are used for revenues and expenses and cash flows. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income / loss. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

All of the Company’s revenue transactions are transacted in its functional currency. The Company does not enter into any material transaction in foreign currencies. Transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

The exchange rates as of December 31, 2023 and 2022 and for the year ended December 31, 2023 and 2022 are as follows:

	December 31,		Years Ended December 31,
	2023	2022	2023	2022
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:1USD	7.0971	6.9091	7.0732	6.7285

Comprehensive Income

Comprehensive Income

Comprehensive income is comprised of net income and all changes to the statements of shareholders’ equity, except those due to investments by shareholders and changes in paid-in capital. For the Company, comprehensive income for the years ended December 31, 2023, 2022 and 2021 consisted of net income and unrealized gain (loss) from foreign currency translation adjustment.

Related Parties

Related Parties

A party is considered related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

Leases

Leases

On December 31, 2022, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Leases (as amended by ASU 2018-01, 2018-10, 2018-11, 2018-20, and 2019-01, collectively “ASC 842”), using the modified retrospective method. The Company elected the transition method which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, previously reported financial information has not been restated to reflect the application of the new standard to the comparative periods presented. The Company elected the package of practical expedients permitted under the transition guidance within ASC 842, which among other things, allows the Company to carry forward certain historical conclusions reached under ASC Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. The Company elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such lease on a straight-line basis over the lease term.

The most significant impact upon adoption is for the recognition of Right-of-use (“ROU”) assets and lease liabilities on the Company’s consolidated balance sheets for office and warehouse space leases. At the commencement date of a lease, the Company recognizes a lease liability for future fixed lease payments and a ROU asset representing the right to use the underlying asset during the lease term. The lease liability is initially measured as the present value of the future fixed lease payments that will be made over the lease term. The lease term includes periods for which it’s reasonably certain that the renewal options will be exercised and periods for which it’s reasonably certain the termination options will not be exercised. The future fixed lease payments are discounted using the rate implicit in the lease, if available, or the incremental borrowing rate (“IBR”). The Company will evaluate the carrying value of ROU assets if there are indicators of impairment and review the recoverability of the related asset group. If the carrying value of the asset group is determined to not be recoverable and is in excess of the estimated fair value, the Company will record an impairment loss in other expenses in the consolidated statements of operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which requires disaggregated information about an entity’s effective tax rate reconciliation and additional discloses on income taxes paid. The new requirements are effective for annual periods beginning after December 15, 2024. The guidance is to be applied prospectively, with an option for retrospective application. The Company is currently evaluating the impact of this new guidance on disclosures within its CFS.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on its CFS.